SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Gross profit	$ 593.3	$ 516.8	$ 347.6
Selling, general and administration expenses	350.5	302.1	200.1
Income before income taxes	163.7	182.5	125.2
Income tax recovery	12.0	38.9	29.1
Net income	151.7	143.6	96.1
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	156.6	147.6	97.5
Fee income from subsidiary	7.2	3.4	0.9
Gross profit	163.8	151.0	98.4
Selling, general and administration expenses	9.9	7.7	5.2
Income before income taxes	153.9	143.3	93.2
Income tax recovery	(0.6)	(1.0)	(1.1)
Net income	$ 154.5	$ 144.3	$ 94.3